Financial gain (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Interest on Kreos 1 & 2 straight bond loans	(3,737)	(760)	(5,800)
Interest on convertible loan notes	(2,641)	(3,935)	(5,691)
Interest on conditional advances	(196)	(176)	(85)
Interest on royalty certificates	(356)	(8,942)	(794)
Interest on lease liabilities	(10)	(13)	(61)
Increase in derivatives fair value	—	(3,046)	(1,462)
Increase in other liabilities at fair value through profit and loss	—	—	(1,367)
Loss on derecognition of financial liabilities	—	(3,431)	—
Transaction costs	—	(1,924)	(1,615)
Foreign exchange losses	—	(5,573)	(51)
Other	(83)	(73)	(64)
Financial expenses	(7,022)	(27,875)	(16,991)
Interest income	—	2,418	8,246
Decrease/(increase) in derivatives fair value	9,366	1,006	1,413
Decrease/(increase) in other liabilities at fair value through profit and loss	1,446	3,198	—
Effect of unwinding the discount related to advances made to CROs	—	355	710
Day-one gain on recognition of financial liabilities	—	212	590
Gain on derecognition of financial liabilities	—	192	—
Foreign exchange gains	—	—	2,774
Other financial income	306	130	—
Financial income	11,118	7,511	13,732
Financial gain (loss)	4,096	(20,364)	(3,258)